Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions				1 Months Ended		12 Months Ended
	Oct. 31, 2018 USD ($)	Apr. 10, 2018	Oct. 31, 2017 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Stockholders' Equity, Reverse Stock Split		0.5
Number of operating segments | Segment						1
Number of reportable segments | Segment						1
Allowance for Doubtful Accounts						$ 1.3	$ 1.3	$ 1.8		$ 1.1
Reserve for sale						3.8	4.7
Interest on property plant and equipment						0.5	0.6
Net of accumulated amortization						61.9	56.4
Amortization of software cost						18.5	18.5	18.4
Amortization expense for the deferred costs						26.2	21.2	17.5
Research and Development Expense						29.6	19.0	13.0
Advertising Expense						$ 5.8	5.6	5.9
Defined benefit plan expected long-term rate-of-return, description						The long-term rate of return is estimated by considering historical returns and expected returns on current and projected asset allocations and is generally applied to a five-year average market value of assets.
Defined Benefit Pension Plan [Member]
Significant Accounting Policies [Line Items]
Impact of change in discount rate of basis points						0.25%
Impact of change in discount rate defined benefit plan liability						$ 12.0
Defined benefit plan pre-tax earnings						$ 0.1
Change in the assumption for the long-term rate of return on plan assets basis points						0.25%
Change in the assumption for the long-term rate of return on plan assets before tax						$ 1.0
Reduction in projected benefit obligation, mortality assumptions	$ (1.5)		$ (6.0)	$ (1.5)	$ (6.0)
Other Assets [Member]
Significant Accounting Policies [Line Items]
Deferred costs						83.5	70.2
Minimum [Member] | Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Right-of-use asset and lease liability to be recognized									$ 35.0
Maximum [Member] | Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Right-of-use asset and lease liability to be recognized									$ 45.0
Computer Software, Intangible Asset [Member]
Significant Accounting Policies [Line Items]
Amortization of software cost						$ 26.2	$ 23.6	$ 20.9
Computer Software, Intangible Asset [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life						2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life						7 years